UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: 5601 Smetana Drive, Suite 707
         Minnetonka, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-887-9253

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Minnetonka, MN     April 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $204,052 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      375     5153 SH       SOLE                     1050        0     4103
CLAYMORE EXCHANGE-TRD FD TR    GUGG CHINA ALLCP 18385P101     1053    36825 SH       SOLE                    36600        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      165    13090 SH       SOLE                        0        0    13090
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      560    15000 SH       SOLE                    15000        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    10198   195630 SH       SOLE                   156915        0    38715
ISHARES TR                     BARCLYS TIPS BD  464287176    12386   113466 SH       SOLE                   104433        0     9033
ISHARES TR                     FTSE CHINA25 IDX 464287184     1447    32212 SH       SOLE                    25150        0     7062
ISHARES TR                     S&P 500 INDEX    464287200     6327    47566 SH       SOLE                    38220        0     9346
ISHARES TR                     BARCLY USAGG B   464287226    20028   190510 SH       SOLE                   184342        0     6168
ISHARES TR                     MSCI EMERG MKT   464287234     3668    75373 SH       SOLE                    42990        0    32383
ISHARES TR                     IBOXX INV CPBD   464287242    13861   128104 SH       SOLE                   111041        0    17063
ISHARES TR                     BARCLYS 20+ YR   464287432     6524    70816 SH       SOLE                    69500        0     1316
ISHARES TR                     BARCLYS 7-10 YR  464287440     7350    79029 SH       SOLE                    70473        0     8556
ISHARES TR                     BARCLYS 1-3 YR   464287457     6030    72000 SH       SOLE                    72000        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     4497    74845 SH       SOLE                    57100        0    17745
ISHARES TR                     S&P MIDCAP 400   464287507     7255    73494 SH       SOLE                    59100        0    14394
ISHARES TR                     COHEN&ST RLTY    464287564     5310    75714 SH       SOLE                    67600        0     8114
ISHARES TR                     RUSSELL1000VAL   464287598     3705    53950 SH       SOLE                    47570        0     6380
ISHARES TR                     RUSSELL1000GRW   464287614     3772    62370 SH       SOLE                    56360        0     6010
ISHARES TR                     RUSL 2000 VALU   464287630      668     8863 SH       SOLE                        0        0     8863
ISHARES TR                     S&P SMLCAP 600   464287804     6587    89548 SH       SOLE                    76210        0    13338
ISHARES TR                     S&P NTL AMTFREE  464288414      818     8222 SH       SOLE                        0        0     8222
ISHARES TR                     S&P DEV EX-US    464288422      860    25175 SH       SOLE                    22000        0     3175
ISHARES TR                     HIGH YLD CORP    464288513    16726   181880 SH       SOLE                   164000        0    17880
ISHARES TR                     US PFD STK IDX   464288687     3741    94343 SH       SOLE                    72220        0    22123
ISHARES TR                     RSSL MCRCP IDX   464288869     3582    67384 SH       SOLE                    56860        0    10524
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2607    79801 SH       SOLE                    46892        0    32909
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      234    12890 SH       SOLE                        0        0    12890
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583     1065    18000 SH       SOLE                    18000        0        0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI  73936T557     2041   110221 SH       SOLE                   106041        0     4180
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100     1177    49100 SH       SOLE                    49100        0        0
REVENUESHARES ETF TR           LARGECAP FD      761396100      754    30000 SH       SOLE                    30000        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106     1128    22360 SH       SOLE                    21390        0      970
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2892    48340 SH       SOLE                    46505        0     1835
SPDR SERIES TRUST              BRCLYS AGG ETF   78464A649     2172    39200 SH       SOLE                    39200        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    12716   158916 SH       SOLE                   152390        0     6526
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     2667    44000 SH       SOLE                    44000        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629     4631    57490 SH       SOLE                    52100        0     5390
VANGUARD INDEX FDS             GROWTH ETF       922908736     1817    28265 SH       SOLE                    25100        0     3165
VANGUARD INDEX FDS             VALUE ETF        922908744      986    17390 SH       SOLE                    15300        0     2090
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1204    15241 SH       SOLE                    12200        0     3041
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     5259   107427 SH       SOLE                    96300        0    11127
VANGUARD SCOTTSDALE FDS        LG-TERM COR BD   92206C813      382     4985 SH       SOLE                     3830        0     1155
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858     6437   172520 SH       SOLE                   161850        0    10670
VANGUARD WORLD FD              MEGA GRWTH IND   921910816     1023    20800 SH       SOLE                    20800        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     4161    83002 SH       SOLE                    79950        0     3052
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1206    48630 SH       SOLE                    47800        0      830